Commitments and Contingencies - Schedule of Monthly Payment (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
$0 – $250,000 [Member] | CFO Agreement [Member]
Other Commitments [Line Items]
Paid Monthly	$ 5,000
$0 – $250,000 [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Funds Raised	3,750
$0 – $250,000 [Member] | Minimum [Member] | CFO Agreement [Member]
Other Commitments [Line Items]
Funds Raised	3,750
$0 – $250,000 [Member] | Minimum [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Paid Monthly	5,000
$250,000 – $750,000 [Member] | CFO Agreement [Member]
Other Commitments [Line Items]
Paid Monthly	3,750
$250,000 – $750,000 [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Funds Raised	5,000
$250,000 – $750,000 [Member] | Minimum [Member] | CFO Agreement [Member]
Other Commitments [Line Items]
Funds Raised	5,000
$250,000 – $750,000 [Member] | Minimum [Member] | Chief Operating Officer [Member]
Other Commitments [Line Items]
Paid Monthly	$ 3,750